LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
LEASE LIABILITIES.
LEASE LIABILITIES
15	LEASE LIABILITIES

The Company leases various properties mainly for office buildings. Rental contracts are made for various periods ranging up to six (6) years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants, but leased assets may not be used as security for borrowing purposes.

In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option. Extension options are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the Company as a lessee.

15LEASE LIABILITIES (CONTINUED)

Set out below are the carrying amounts of the lease liabilities and the movements for the year:

	December 31,	December 31,
	2025	2024
Balance as at January 1	3,697	3,277
Additions	1,683	161
Disposals	(62)	—
Modification	5	836
Accretion of interests	112	123
Payments	(1,287)	(790)
Effect of movement in exchange rates	(56)	90
Balance as at December 31	4,092	3,697

During the year ended December 31, 2025, the Company recognized lease expense within selling, general and administrative expenses associated to leases with a term of less than twelve months and lease of low-values assets amounting to EUR 181 (year ended December 31, 2024: EUR 161).

The maturity analysis of lease liabilities are disclosed below:

	December 31, 2025
	Present value	Total
	of the minimum	minimum
	lease payments	lease payments
Within 1 year	1,367	1,422
After 1 year but within 2 years	1,341	1,441
After 2 years but within 5 years	1,384	1,408
	4,092	4,271
Less: Total future interest expenses		(179)
		4,092

The following are the amounts recognized in the consolidated statement of loss and comprehensive loss:

	Year Ended December 31,
	2025	2024
Amortization expense on right of use assets	1,106	806
Gain on lease modification	(105)	—
Interest expense on lease liabilities	112	123
Total amount recognized in profit or loss	1,113	929